NOTE 10 - CONCENTRATIONS (Quarterly Report [Member])	12 Months Ended
Dec. 31, 2012
Quarterly Report [Member]
NOTE 10 - CONCENTRATIONS

NOTE 10 - CONCENTRATIONS

Revenue

The Company has one affiliated medical provider, who is a director of the Company with revenues that represented approximately 4% and 2% of net revenues as of June 30, 2013 and June 30, 2012, respectively.

The Company’s top 3 unaffiliated medical providers represented approximately 96% of revenues for the six month period ended June 30, 2013. The Company’s top 3 unaffiliated providers represented approximately 35% of revenues for the six month period ended June 30, 2012.  The Company enjoyed good relations with these providers. However, the loss of any of these providers, if they had not been replaced, could have had an adverse impact on the Company’s operations.